Consolidated Statements of Equity - USD ($) $ in Millions	Total	Shareholders’ Equity	Preferred Stock [Member]	Common Stock [Member]	Add’l Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accum. Other Comp. Loss [Member]	Non-controlling Interests [Member]
Beginning balance (in shares) at Dec. 31, 2016			597	9,230,000,000		3,160,000,000
Beginning balance at Dec. 31, 2016	$ 59,840	$ 59,544	$ 24	$ 461	$ 82,685	$ (84,364)	$ 71,774	$ (11,036)	$ 296
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	21,355	21,308					21,308		47
Other comprehensive income/(loss), net of tax	1,730	1,715						1,715	14
Cash dividends declared:
Common stock	(7,789)	(7,789)					(7,789)
Preferred stock	(1)	(1)					(1)
Noncontrolling interests	(9)								(9)
Share-based payment transactions (in shares)				45,000,000		15,000,000
Share-based payment transactions	$ 1,536	1,536		$ 2	1,597	$ (63)
Purchases of common stock (in shares)	(150,000,000)					(150,000,000)
Purchases of common stock	$ (5,000)	(5,000)				$ (5,000)
Preferred stock conversions and redemptions (in shares)			(73)
Preferred stock conversions and redemptions	(5)	(5)	$ (3)		(3)	$ 1
Other	0	0					0
Ending balance (in shares) at Dec. 31, 2017			524	9,275,000,000		3,296,000,000
Ending balance at Dec. 31, 2017	71,656	71,308	$ 21	$ 464	84,278	$ (89,425)	85,291	(9,321)	348
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	11,188	11,153					11,153		36
Other comprehensive income/(loss), net of tax	(1,975)	(1,955)						(1,955)	(20)
Cash dividends declared:
Common stock	(8,060)	(8,060)					(8,060)
Preferred stock	(1)	(1)					(1)
Noncontrolling interests	(12)								(12)
Share-based payment transactions (in shares)				57,000,000		(12,000,000)
Share-based payment transactions	$ 1,993	1,993		$ 3	1,977	$ 13
Purchases of common stock (in shares)	(307,000,000)					(307,000,000)
Purchases of common stock	$ (12,198)	(12,198)				$ (12,198)
Preferred stock conversions and redemptions (in shares)			(46)
Preferred stock conversions and redemptions	(4)	(4)	$ (2)		(3)	$ 0
Other	1,172	1,172					1,172
Ending balance (in shares) at Dec. 31, 2018			478	9,332,000,000		3,615,000,000
Ending balance at Dec. 31, 2018	63,758	63,407	$ 19	$ 467	86,253	$ (101,610)	89,554	(11,275)	351
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	16,302	16,273					16,273		29
Other comprehensive income/(loss), net of tax	(376)	(365)						(365)	(11)
Cash dividends declared:
Common stock	(8,174)	(8,174)					(8,174)
Preferred stock	(1)	(1)					(1)
Noncontrolling interests	(6)								(6)
Share-based payment transactions (in shares)				37,000,000		(8,000,000)
Share-based payment transactions	$ 894	894		$ 2	1,219	$ (326)
Purchases of common stock (in shares)	(213,000,000)					(213,000,000)
Purchases of common stock	$ (8,865)	(8,865)				$ (8,865)
Preferred stock conversions and redemptions (in shares)			(47)
Preferred stock conversions and redemptions	(4)	(4)	$ (2)		(3)
Other	(81)	(21)			(40)		19		(60)
Ending balance (in shares) at Dec. 31, 2019			431	9,369,000,000		3,835,000,000
Ending balance at Dec. 31, 2019	$ 63,447	$ 63,143	$ 17	$ 468	$ 87,428	$ (110,801)	$ 97,670	$ (11,640)	$ 303